Corporate Information	12 Months Ended
Dec. 31, 2023
Corporate Information [Abstract]
Corporate information
1	Corporate information

Sendas Distribuidora S.A. (“Sendas Distribuidora”, “Sendas” or the “Company”) is a publicly held listed company under the Novo Mercado segment of B3 S.A. – Brasil, Bolsa, Balcão (B3), under the ticker symbol “ASAI3” and on the New York Stock Exchange (NYSE), under the ticker symbol “ASAI”. The Company is mainly engaged in the retail and wholesale sale of food, bazaar, and other products through its stores chain, operated under “ASSAÍ” banner, since this is the only disclosed segment. Sendas Distribuidora is based in the State of Rio de Janeiro, at Avenida Ayrton Senna, 6.000, Lote 2 – Anexo A, Jacarepaguá/RJ. As of December 31, 2023, the Company operated 288 stores (263 stores as of December 31, 2022) and 11 distribution centers (12 distribution centers as of December 31, 2022) in the five regions of the country, with operations in 24 states and in the Federal District in Brazil.

1.1	Listing of Sendas Distribuidora

Former Company’s controlling shareholder, Companhia Brasileira de Distribuição (“GPA” or “CBD”) conducted a Transaction in order to list Company’s common shares on the B3 and the Company’s American Depositary Shares (“ADSs”) on the NYSE.

On December 11, 2020, the Company became a publicly held company in Brazil, registered with the Brazilian Securities and Exchange Commission (“CVM”) under category “A”.

On February 10, 2021, the Company’s request to list its common shares to trade on the Novo Mercado segment of the B3 was approved, and the Company’s common shares started trading on the B3 on March 1, 2021, under the ticker symbol “ASAI3”.

On February 12, 2021, the Company’s request to list its ADSs representing common shares on the NYSE was approved, and the Company’s ADSs started trading on the NYSE on March 8, 2021, under the ticker symbol “ASAI”.

In connection with the Transaction, holders of GPA’s common shares received one common share issued by the Company for each common share of GPA held at the close of trading on February 26, 2021. In addition, holders of GPA’s ADSs received one ADS (each representing one common share of the Company) for each ADS of GPA held at the close of trading on March 2, 2021.

1.2	Sale and Leaseback Transaction

On July 19, 2021, the Company entered into the “Private Instrument of Commitment of Real Estate Investment, Commitment of Purchase and Sale of Real Estate and Incorporation of Real Right of Surface, Under Suspensive Conditions and Other Covenants” (the “Instrument”) with an investment fund managed by BRL Trust Distribuidora de Títulos e Valores Mobiliários S.A. and managed by TRX Gestora de Recursos Ltda. The purpose of the Instrument is the sale, development and lease of five properties of the Company located in the States of São Paulo, Rio de Janeiro and Rondônia.

The transaction includes the sale of five properties, over which construction and real estate development project should be carried out. The total sales price to be received by the Company is R$364. The sales price and cost amount of the construction of the properties will be the basis for defining the final amount of the properties’ monthly rents. The assets transferred to “assets held for sale” was in amount of R$349 (see note 12.2).

The Company concluded the sale of three of these properties during 2021 in a total amount of R$209. In December 2022, the Company concluded the sale of the remaining properties in the total amount of R$165.

1.3	Conversion of Extra Hiper stores into ASSAÍ stores

On October 14, 2021, the Board of Directors of the Company and GPA approved a transaction involving the conversion of Extra Hiper stores, operated by GPA, into cash & carry stores which will be operated by the Company under the ASSAÍ banner (“Extra Transaction”).

On December 16, 2021, the Company and GPA signed the “Agreement for Onerous Assignment of Exploration Rights of Commercial Points and Other Agreements” (the “Agreement”), governing the transfer to the Company the exploitation rights of up to 70 commercial points located in several states in Brazil and the Federal District (17 properties owned by GPA and 53 properties owned by third parties), currently operated by GPA for a total amount of up to R$3,973, to be paid by the Company, in installments between December 2021 and January 2024, adjusted by CDI + 1.2% per year, which may also involve the acquisition by the Company of some store equipment.

On December 29, 2021, following the completion of the necessary conditions precedent, the Company and GPA signed an agreement for the purchase and sale of 20 commercial rights (6 properties owned by GPA and 14 properties owned by third parties) and property, plant and equipment (lands and buildings) of 6 properties owned by GPA in the total amount of R$1,201, located in the states of Paraná, São Paulo, Rio de Janeiro, Minas Gerais, Bahia, Pernambuco and the Federal District, (see notes 10.1 and 15). At the same date the Company paid the amount of R$1,000 to GPA related to these acquisitions. The 6 properties owned by GPA were classified as held for sale, for an amount of R$403 (see note 27) as of December 31, 2021.

On February 25, 2022, GPA and the Company sold the 17 GPA owned properties (11 properties not transferred yet to the Company and 6 properties already acquired by the Company) with a total sale price of up to R$1,200, to a real estate investment fund Barzel Properties (“Fund”) with the intervention and guarantee by the Company. On April 13, 2022, the Brazilian antitrust agency (“CADE”) issued a favorable opinion without restrictions on the sale of the 17 properties owned by GPA to the Fund.

The closing of the Extra Transaction was subject to the fulfillment of certain conditions, including, but not limited to, obtaining the consent of the property owners and demobilization of the stores by GPA. This transaction is not subject to the approval by the antitrust authorities (except the sale of the 17 stores to the Fund, as described below).

On August 17, 2022, the Board of Directors of GPA approved GPA’s management to enter into a credit assignment agreement with a financial institution, with Company’s consent, to anticipate the installments between 2023 and 2024 due by the Company, see note 15.3.

On December 23, 2022, the Board of Directors of the Company and GPA approved the postponement of the installment that would be paid on December 29, 2022, to GPA in the amount of R$956 to October 23, 2023. This postponement occurred for operational reasons, as the payment schedule of the installment to GPA considered the delivery of stores on certain dates and compliance with certain preconditions, such as obtaining consent from property owners and demobilization of stores by GPA. For this installment, a new credit assignment agreement with a financial institution was entered into by GPA, with the same characteristics as the previously entered into agreement and with the Company’s consent, see note 15.3.

On December 26, 2022, the Board of Directors of the Company and GPA confirmed that 4 properties were not the subject of the Extra Transaction, so in the conclusion remained with 66 properties, with adjustment in the purchase price from R$3,973 to R$3,928.

As of December 31, 2022, the Company and GPA completed the transfer of 46 commercial points in the amount of R$3,130 (20 commercial points as of December 31, 2021 in the amount of R$798) totaling 66 properties, including the 17 properties owned by GPA in the amount of R$1,200, located in the Southeast, North, Northeast and Midwest regions and in the Federal District, which had fulfilled the conditions precedent, see notes 13.1 and 15.3.

As of December 31, 2023, the Company made the total payment of R$2,609 (R$850 as of March 31, 2022 and R$1,000 as of December 31, 2021) to GPA related to these acquisitions. Of the 17 properties owned by GPA that were recorded under “Assets held for sale”, all properties were sold to the Fund, see note 27.

The Company incurred expenses with legal fees, appraisal reports and due diligence, related to the operation, and these expenses were recorded in “Other operating revenues (expenses), net” in the statement of operations, see note 23.

1.4	Disposal of ownership interest of the Casino Group

On November 29, 2022, the shareholder Helicco Participações Ltda (“Helicco”), a subsidiary of Casino Guichard Perrachon (“Casino”), sold all its ownership interest in the Company comprising 140,800,000 shares. On March 21, 2023, the shareholder Wilkes Participações S.A. (“Wilkes”), a subsidiary of Casino, sold 254,000,000 shares held by it and Casino now holds 157,582,865 common shares, representing 11.7% of the Company’s share capital.

On June 23, 2023, as per the Notice to the Market published on the same date, Casino, through its subsidiaries Wilkes, Geant International BV (“GIBV”) and Segisor S.A.S (“Segisor”), sold 157,582,850 common shares issued by the Company, representing 11.67% of its share capital, through a block trade operation carried out on the same date. As a result, the Casino Group now holds an ownership interest of less than 0.01% of Sendas’ share capital, no longer being considered a related party of the Company. The balances with these companies and their subsidiaries are presented under the line items Other accounts receivable and Other accounts payable in the balance sheet in the financial statements for the year ended December 31, 2023.

1.5	Going concern analysis

Management has assessed the Company’s ability to continue operating in a foreseeable future and concluded that Company has ability to maintain its operations and systems working regularly. Therefore, Management is not aware of any material uncertainty that could indicate significant doubts about its ability to continue operating. The financial statements have been prepared based on the assumption of business continuity.